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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: _____

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     United States Steel and Carnegie Pension Fund, Inc.
Address:  350 Park Avenue - 17th Floor
          New York, NY 10022-6022

13F File Number: 28-677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report:

Name:   William Donovan
Title:  President
Phone:  212-826-8420

Signature, Place, and Date of Signing:


/s/ William Donovan    New York, NY    February 14, 2013
--------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[_] 13F NOTICE.
[_] 13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             FORM 13F SUMMARY PAGE

Report Summary:

No Other Managers

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: $5,354,214

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    FORM 13F, LIST OF SECURITIES PURSUANT TO SECTION 13(F) OF THE SECURITY
                             EXCHANGE ACT OF 1934

                                                                               SHARES OR   SHARES     SHARES
                                                                  MARKET VALUE PRINCIPAL    SOLE    SOLE VOTING
  NAME OF ISSUER                      TITLE OF CLASS CUSIP NUMBER   (x$1000)    AMOUNT   DISCRETION  AUTHORITY
------------------------------------- -------------- ------------ ------------ --------- ---------- -----------
Abbott Laboratories                                   002824100      155,025   2,366,800 2,366,800   2,366,800
Ametek Inc                                            031100100       90,416   2,406,600 2,406,600   2,406,600
Amgen Inc                                             031162100      116,289   1,349,066 1,349,066   1,349,066
Amphenol Corp                                         032095101      110,051   1,700,950 1,700,950   1,700,950
Apple Inc.                                            037833100       67,267     126,400   126,400     126,400
BB&T Corp                                             054937107       39,860   1,369,300 1,369,300   1,369,300
Bank of New York Mellon Corp                          064058100       75,550   2,939,696 2,939,696   2,939,696
Boeing Co                                             097023105       67,956     901,746   901,746     901,746
Caterpillar                                           149123101      103,049   1,150,000 1,150,000   1,150,000
Coca Cola Co                                          191216100       75,958   2,095,400 2,095,400   2,095,400
Cognizant Tech Solutions Corp                         192446102       72,792     985,240   985,240     985,240
Comcast Corp Cl A Special Non-Voting                  20030N200      162,434   4,522,100 4,522,100   4,522,100
Disney Walt Co                                        254687106      116,691   2,343,670 2,343,670   2,343,670
Discovery Communications C                            25470F302       93,278   1,594,500 1,594,500   1,594,500
Direct TV Com                                         25490A309       57,311   1,142,572 1,142,572   1,142,572
Dover Corp                                            260003108       83,452   1,270,000 1,270,000   1,270,000
DuPont  E.I. de Nemours                               263534109       50,375   1,120,000 1,120,000   1,120,000
Exxon Mobil Corp                                      30231G102      187,472   2,166,058 2,166,058   2,166,058
General Electric Co                                   369604103       88,196   4,201,824 4,201,824   4,201,824
Glaxosmithkline Spnsrd ADR                            37733W105       68,496   1,575,700 1,575,700   1,575,700
Google Inc                                            38259P508       78,410     110,845   110,845     110,845
Hubbell Inc. Class B                                  443510201       31,229     369,011   369,011     369,011
Intel Corp                                            458140100       72,314   3,507,003 3,507,003   3,507,003
International Business Machs                          459200101       85,736     447,591   447,591     447,591
International Paper Co                                460146103      126,209   3,167,900 3,167,900   3,167,900
JP Morgan Chase & Co                                  46625H100       76,682   1,744,000 1,744,000   1,744,000
Johnson & Johnson                                     478160104      160,438   2,288,700 2,288,700   2,288,700
Liberty Media Co Series A                             530322106       67,988     586,052   586,052     586,052
Liberty Global Inc                                    530555101      114,206   1,813,938 1,813,938   1,813,938
Liberty Interactive Corp Series A                     53071M104      132,893   6,752,704 6,752,704   6,752,704
Liberty Ventures Series A Com                         53071M880       23,132     341,380   341,380     341,380
Mccormick & Co Inc Com Non Vtg                        579780206       40,434     636,460   636,460     636,460
Mcdonald's Corp                                       580135101       64,730     733,819   733,819     733,819
Merck & Co Inc                                        58933Y105       71,741   1,752,336 1,752,336   1,752,336
Microsoft Corp                                        594918104      109,812   4,111,270 4,111,270   4,111,270
Monster Beverage Corp Co                              611740101       46,022     870,978   870,978     870,978
Nike Inc                                              654106103      124,872   2,420,000 2,420,000   2,420,000
Novartis ADR                                          66987V109      129,151   2,040,300 2,040,300   2,040,300
Pepsico Inc                                           713448108       82,401   1,204,166 1,204,166   1,204,166
Pfizer Inc                                            717081103       89,669   3,575,461 3,575,461   3,575,461
Philip Morris                                         718172109      110,864   1,325,496 1,325,496   1,325,496
Praxair                                               74005P104       80,555     736,000   736,000     736,000
QUALCOMM Inc                                          747525103       30,992     501,000   501,000     501,000
Royal Dutch Shell Spnsrd ADR                          780259206      173,364   2,514,337 2,514,337   2,514,337
SPDR Trust Series 1                                   78462F103      432,238   3,035,169 3,035,169   3,035,169
Schlumberger Ltd                                      806857108      134,391   1,939,298 1,939,298   1,939,298
Spectra Energy Corp                                   847560109       99,645   3,639,350 3,639,350   3,639,350
State Street Corp                                     857477103      131,750   2,802,600 2,802,600   2,802,600
US Bancorp                                            902973304       78,511   2,458,067 2,458,067   2,458,067
UnitedHealth Group Inc                                91324P102      101,781   1,876,500 1,876,500   1,876,500
Wal-Mart Stores Inc                                   931142103       92,933   1,362,053 1,362,053   1,362,053
Weingarten Realty Investors                           948741103      142,866   5,336,801 5,336,801   5,336,801
Wells Fargo & Co                                      949746101      134,333   3,930,160 3,930,160   3,930,160
   TOTAL MARKET VALUE - PENSION
    PLAN SECURITIES                                          53    5,354,214